ANNUAL REPORT
PHLVIC VARIABLE UNIVERSAL
LIFE ACCOUNT
December 31, 2019

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
	Alger Capital Appreciation Portfolio - Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$265,793		$5,173,431		$637,797		$6,550,115
Total assets	$265,793		$5,173,431		$637,797		$6,550,115
Total net assets	$265,793		$5,173,431		$637,797		$6,550,115
Units outstanding	19,211		4,709,300		209,570		841,502
Investment shares held	3,284		191,822		5,708		283,065
Investments at cost	$148,666		$5,021,282		$537,006		$4,078,932
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$-	-	$1.10	1,960,780	$3.05	24,282	$2.78	80,307
Phoenix Express VUL® (V616)	$-	-	$1.10	106,532	$2.92	2,885	$3.47	48,530
Phoenix Joint Edge® VUL	$-	-	$1.10	825,176	$2.92	7,700	$3.18	30,602
The Phoenix Edge® – SVUL	$-	-	$1.10	136,677	$3.05	73,023	$8.89	99,633
The Phoenix Edge® – VUL	$13.84	19,211	$1.10	1,680,135	$3.05	101,680	$8.89	582,430
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$176,596		$3,897,300		$2,239,559		$709,278
Total assets	$176,596		$3,897,300		$2,239,559		$709,278
Total net assets	$176,596		$3,897,300		$2,239,559		$709,278
Units outstanding	63,163		1,367,835		2,170,219		111,120
Investment shares held	10,406		358,537		2,239,552		108,618
Investments at cost	$160,026		$3,995,500		$2,239,559		$695,496
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.81	18,579	$1.44	335,681	$1.03	252,047	$2.28	9,834
Phoenix Express VUL® (V616)	$2.69	3,541	$1.51	140,671	$1.00	26,240	$-	-
Phoenix Joint Edge® VUL	$2.75	4,254	$1.43	186	$1.03	246,464	$2.34	9,674
The Phoenix Edge® – SVUL	$2.81	9,344	$3.59	29,500	$1.03	549,578	$7.25	14,835
The Phoenix Edge® – VUL	$2.81	27,445	$3.59	861,797	$1.03	1,095,890	$7.25	76,777
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$3,839,831		$11,962,971		$2,148,133		$2,455,007
Total assets	$3,839,831		$11,962,971		$2,148,133		$2,455,007
Total net assets	$3,839,831		$11,962,971		$2,148,133		$2,455,007
Units outstanding	480,128		1,898,747		280,599		1,434,452
Investment shares held	103,892		245,294		27,295		188,557
Investments at cost	$2,982,056		$4,074,595		$999,606		$2,343,590
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.51	127,951	$3.55	931,291	$2.89	51,596	$1.68	386,219
Phoenix Express VUL® (V616)	$3.64	6,252	$4.83	73,777	$4.11	5,326	$1.66	34,575
Phoenix Joint Edge® VUL	$2.90	3,641	$4.21	312,883	$3.31	24,468	$1.69	355,978
The Phoenix Edge® – SVUL	$10.18	73,886	$12.02	22,587	$9.52	16,825	$1.74	179,808
The Phoenix Edge® – VUL	$10.18	268,398	$12.02	558,209	$9.52	182,384	$1.74	477,872
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund– Service Shares
Assets:
Investments at fair value	$1,835,078		$2,186,117		$5,911		$207,286
Total assets	$1,835,078		$2,186,117		$5,911		$207,286
Total net assets	$1,835,078		$2,186,117		$5,911		$207,286
Units outstanding	886,245		616,993		2,781		77,556
Investment shares held	115,341		116,221		427		3,533
Investments at cost	$1,684,917		$2,034,390		$4,674		$162,647
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.92	345,184	$1.83	244,570	$-	-	$2.37	8,866
Phoenix Express VUL® (V616)	$2.10	12,239	$2.36	10,583	$-	-	$-	-
Phoenix Joint Edge® VUL	$2.05	157,766	$2.14	138,363	$-	-	$2.66	5,620
The Phoenix Edge® – SVUL	$2.22	65,834	$6.35	8,369	$-	-	$-	-
The Phoenix Edge® – VUL	$2.22	305,222	$6.35	215,108	$2.13	2,781	$2.72	63,070
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$563,195		$3,335,395		$3,096,521		$386,318
Total assets	$563,195		$3,335,395		$3,096,521		$386,318
Total net assets	$563,195		$3,335,395		$3,096,521		$386,318
Units outstanding	233,860		1,233,126		1,148,998		151,921
Investment shares held	13,425		145,714		46,113		11,053
Investments at cost	$417,967		$2,329,070		$1,896,349		$283,307
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.20	84,330	$2.67	476,034	$2.70	22,321	$-	-
Phoenix Express VUL® (V616)	$-	-	$2.52	25,067	$2.63	38,826	$-	-
Phoenix Joint Edge® VUL	$2.58	7,047	$2.97	184,317	$2.70	4,677	$-	-
The Phoenix Edge® – SVUL	$2.52	73,540	$2.66	13,079	$2.70	112,830	$2.54	6,502
The Phoenix Edge® – VUL	$2.52	68,943	$2.66	534,629	$2.70	970,344	$2.54	145,419
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund –Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$235,169		$154,743		$146,470		$443,473
Total assets	$235,169		$154,743		$146,470		$443,473
Total net assets	$235,169		$154,743		$146,470		$443,473
Units outstanding	100,810		56,232		47,032		174,161
Investment shares held	13,500		12,705		17,797		36,711
Investments at cost	$216,274		$173,266		$249,303		$420,135
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.13	24,450	$-	-	$-	-	$2.17	11,194
Phoenix Joint Edge® VUL	$2.36	4,957	$-	-	$-	-	$2.22	8,049
The Phoenix Edge® – SVUL	$-	-	$-	-	$-	-	$2.59	14,308
The Phoenix Edge® – VUL	$2.40	71,403	$2.75	56,232	$3.11	47,032	$2.59	140,610
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$5,919,962		$742,873		$1,531,604		$1,727,896
Total assets	$5,919,962		$742,873		$1,531,604		$1,727,896
Total net assets	$5,919,962		$742,873		$1,531,604		$1,727,896
Units outstanding	2,328,494		314,870		760,908		1,006,782
Investment shares held	171,246		31,292		125,233		162,549
Investments at cost	$4,969,524		$620,935		$1,148,124		$1,706,745
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.99	6,373	$1.93	3,538	$2.01	132,779	$1.73	268,228
Phoenix Express VUL® (V616)	$2.45	77,837	$-	-	$-	-	$1.68	210,671
Phoenix Joint Edge® VUL	$2.37	5,847	$2.28	4,872	$2.01	2,008	$1.73	14,145
The Phoenix Edge® – SVUL	$2.55	203,555	$2.37	84,699	$2.01	14,936	$1.73	50,308
The Phoenix Edge® – VUL	$2.55	2,034,882	$2.37	221,761	$2.01	611,185	$1.73	463,430
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$3,605,023		$186,370		$195,236		$2,290,319
Total assets	$3,605,023		$186,370		$195,236		$2,290,319
Total net assets	$3,605,023		$186,370		$195,236		$2,290,319
Units outstanding	1,897,635		122,385		125,250		4,015,808
Investment shares held	330,433		17,766		7,194		352,900
Investments at cost	$3,329,066		$188,107		$172,388		$4,327,096
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.91	585,792	$1.52	16,989	$1.56	17,398	$0.57	1,700,323
Phoenix Express VUL® (V616)	$1.85	279,254	$-	-	$1.55	7,927	$0.62	79,460
Phoenix Joint Edge® VUL	$1.91	132,187	$1.52	5,725	$1.56	1,063	$0.46	1,046,012
The Phoenix Edge® – SVUL	$1.91	11,497	$-	-	$1.56	459	$0.66	218,715
The Phoenix Edge® – VUL	$1.91	888,905	$1.52	99,671	$1.56	98,403	$0.66	971,298
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$97,770		$595,132		$4,408		$15,935
Total assets	$97,770		$595,132		$4,408		$15,935
Total net assets	$97,770		$595,132		$4,408		$15,935
Units outstanding	57,745		309,645		14,759		2,911
Investment shares held	7,735		54,005		52		117
Investments at cost	$96,382		$576,698		$18,965		$4,256
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.52	1,098	$1.75	20,838	$-	-	$-	-
Phoenix Express VUL® (V616)	$-	-	$1.86	11,538	$-	-	$-	-
Phoenix Joint Edge® VUL	$1.45	934	$1.71	21,679	$-	-	$-	-
The Phoenix Edge® – SVUL	$1.70	4,256	$1.96	21,075	$-	-	$-	-
The Phoenix Edge® – VUL	$1.70	51,457	$1.96	234,515	$0.30	14,759	$5.47	2,911
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
Assets:
Investments at fair value	$579,285		$1,215,712		$1,841,059		$177,063
Total assets	$579,285		$1,215,712		$1,841,059		$177,063
Total net assets	$579,285		$1,215,712		$1,841,059		$177,063
Units outstanding	381,487		340,255		738,160		79,848
Investment shares held	54,088		87,273		168,905		14,817
Investments at cost	$605,784		$1,313,159		$2,019,090		$178,161
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.19	90,839	$1.17	101,100	$1.39	324,473	$2.20	23,276
Phoenix Express VUL® (V616)	$1.54	7,220	$1.69	3,887	$1.79	19,281	$-	-
Phoenix Joint Edge® VUL	$1.47	7,981	$1.32	281	$1.64	179,109	$2.32	617
The Phoenix Edge® – SVUL	$1.63	161,629	$4.64	101,352	$4.93	24,216	$-	-
The Phoenix Edge® – VUL	$1.63	113,818	$4.64	133,635	$4.93	191,081	$2.22	55,955
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
Assets:
Investments at fair value	$1,603,455		$9,489,663		$1,593,585		$13,162,002
Total assets	$1,603,455		$9,489,663		$1,593,585		$13,162,002
Total net assets	$1,603,455		$9,489,663		$1,593,585		$13,162,002
Units outstanding	977,928		3,389,387		561,980		6,240,186
Investment shares held	160,025		1,030,365		116,405		1,109,781
Investments at cost	$1,629,489		$9,732,572		$1,452,872		$16,181,433
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$1.64	410,234	$2.75	1,761,434	$2.78	290,355	$1.14	3,290,177
Phoenix Express VUL® (V616)	$1.59	20,523	$2.66	68,475	$2.67	12,253	$1.88	195,848
Phoenix Joint Edge® VUL	$1.62	360,792	$2.93	812,227	$3.08	102,412	$1.23	1,440,908
The Phoenix Edge® – SVUL	$1.67	9,734	$2.78	65,741	$2.80	3,823	$5.53	78,968
The Phoenix Edge® – VUL	$1.67	176,645	$2.78	681,510	$2.80	153,137	$5.53	1,234,285
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$5,549,492		$989,708		$3,180,271		$6,512,732
Total assets	$5,549,492		$989,708		$3,180,271		$6,512,732
Total net assets	$5,549,492		$989,708		$3,180,271		$6,512,732
Units outstanding	1,071,693		128,925		200,341		1,431,968
Investment shares held	299,325		28,737		101,025		412,721
Investments at cost	$6,791,729		$439,101		$1,956,615		$5,595,077
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.32	512,579	$2.69	3,102	$4.03	37,975	$2.22	602,698
Phoenix Express VUL® (V616)	$3.25	52,497	$-	-	$6.62	627	$2.81	61,885
Phoenix Joint Edge® VUL	$2.52	196,008	$-	-	$4.97	18,681	$2.51	229,835
The Phoenix Edge® – SVUL	$11.90	35,473	$-	-	$20.48	21,125	$8.22	43,442
The Phoenix Edge® – VUL	$11.90	275,136	$7.80	125,823	$20.48	121,933	$8.22	494,108
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International
Assets:
Investments at fair value	$3,552,657		$3,841,501		$623,731		$4,359,929
Total assets	$3,552,657		$3,841,501		$623,731		$4,359,929
Total net assets	$3,552,657		$3,841,501		$623,731		$4,359,929
Units outstanding	1,187,553		608,570		110,670		1,138,260
Investment shares held	382,829		292,129		45,264		167,690
Investments at cost	$3,401,124		$3,700,846		$627,991		$4,837,711
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.01	443,100	$2.06	14,077	$2.10	3,194	$1.71	654,517
Phoenix Express VUL® (V616)	$2.15	39,943	$2.61	32,752	$2.44	13,399	$3.06	33,948
Phoenix Joint Edge® VUL	$2.05	410,860	$2.35	410	$2.27	196	$2.04	199,021
The Phoenix Edge® – SVUL	$5.91	14,519	$6.64	68,566	$-	-	$10.90	24,585
The Phoenix Edge® – VUL	$5.91	279,131	$6.64	492,765	$6.22	93,881	$10.90	226,189
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Wanger Select		Wanger USA
Assets:
Investments at fair value	$678,261		$1,778,893
Total assets	$678,261		$1,778,893
Total net assets	$678,261		$1,778,893
Units outstanding	104,491		181,461
Investment shares held	37,084		79,914
Investments at cost	$797,195		$2,221,734
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$2.39	44,925	$3.03	22,287
Phoenix Express VUL® (V616)	$3.54	7,405	$3.73	7,093
Phoenix Joint Edge® VUL	$2.67	167	$3.34	6,873
The Phoenix Edge® – SVUL	$10.47	4,478	$11.44	34,957
The Phoenix Edge® – VUL	$10.47	47,516	$11.44	110,251
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
	Alger Capital Appreciation Portfolio - Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:
Dividends	$-	$14,185	$6,793	$118,084
Expenses:
Mortality and expense fees	-	87	9	186
Net investment income (loss)	-	14,098	6,784	117,898
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	580	2,837	(22)	20,648
Realized gain distributions	28,848	272,364	40,723	289,142
Realized gain (loss)	29,428	275,201	40,701	309,790
Change in unrealized appreciation (depreciation) during the year	37,983	152,149	87,758	1,186,764
Net increase (decrease) in net assets from operations	$67,411	$441,448	$135,243	$1,614,452

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$2,619	$97,723	$37,308	$37,057
Expenses:
Mortality and expense fees	11	247	30	5
Net investment income (loss)	2,608	97,476	37,278	37,052
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(8,005)	6,589	-	(600)
Realized gain distributions	21,563	-	-	-
Realized gain (loss)	13,558	6,589	-	(600)
Change in unrealized appreciation (depreciation) during the year	32,542	138,356	-	49,540
Net increase (decrease) in net assets from operations	$48,708	$242,421	$37,278	$85,992

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$12,922	$5,897	$3,294	$63,006
Expenses:
Mortality and expense fees	30	392	24	67
Net investment income (loss)	12,892	5,505	3,270	62,939
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	37,909	427,750	28,361	3,976
Realized gain distributions	409,769	947,185	124,136	-
Realized gain (loss)	447,678	1,374,935	152,497	3,976
Change in unrealized appreciation (depreciation) during the year	517,334	2,388,382	425,529	151,361
Net increase (decrease) in net assets from operations	$977,904	$3,768,822	$581,296	$218,276

	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
Income:
Dividends	$99,157	$37,832	$32	$-
Expenses:
Mortality and expense fees	89	91	-	-
Net investment income (loss)	99,068	37,741	32	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	16,011	869	-	696
Realized gain distributions	29,969	202,291	-	18,144
Realized gain (loss)	45,980	203,160	-	18,840
Change in unrealized appreciation (depreciation) during the year	121,268	195,309	276	37,184
Net increase (decrease) in net assets from operations	$266,316	$436,210	$308	$56,024

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$3,235	$-	$-	$3,670
Expenses:
Mortality and expense fees	-	69	112	-
Net investment income (loss)	3,235	(69)	(112)	3,670
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,359)	(7,425)	64,713	7,306
Realized gain distributions	73,053	291,139	406,115	44,607
Realized gain (loss)	70,694	283,714	470,828	51,913
Change in unrealized appreciation (depreciation) during the year	64,973	439,480	419,505	45,099
Net increase (decrease) in net assets from operations	$138,902	$723,125	$890,221	$100,682

	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$5,102	$852	$-	$16,904
Expenses:
Mortality and expense fees	-	-	-	-
Net investment income (loss)	5,102	852	-	16,904
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,173)	(268)	(7,914)	476
Realized gain distributions	15,903	18,689	2,593	-
Realized gain (loss)	14,730	18,421	(5,321)	476
Change in unrealized appreciation (depreciation) during the year	34,082	17,839	47,423	29,709
Net increase (decrease) in net assets from operations	$53,914	$37,112	$42,102	$47,089

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$93,312	$6,535	$22,519	$33,475
Expenses:
Mortality and expense fees	214	-	-	399
Net investment income (loss)	93,098	6,535	22,519	33,076
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	35,324	7,263	90,863	14,430
Realized gain distributions	379,974	12,240	51,663	33,477
Realized gain (loss)	415,298	19,503	142,526	47,907
Change in unrealized appreciation (depreciation) during the year	626,357	117,689	174,641	185,303
Net increase (decrease) in net assets from operations	$1,134,753	$143,727	$339,686	$266,286

	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$60,967	$3,756	$13,665	$-
Expenses:
Mortality and expense fees	577	-	39	14
Net investment income (loss)	60,390	3,756	13,626	(14)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	10,402	407	(1,736,465)	2,120
Realized gain distributions	156,765	4,184	1,653,804	13,991
Realized gain (loss)	167,167	4,591	(82,661)	16,111
Change in unrealized appreciation (depreciation) during the year	390,766	13,396	905,303	35,244
Net increase (decrease) in net assets from operations	$618,323	$21,743	$836,268	$51,341

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Income:
Dividends	$94,798	$2,818	$16,956	$-
Expenses:
Mortality and expense fees	57	6	31	-
Net investment income (loss)	94,741	2,812	16,925	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(4,297)	514	150	(814)
Realized gain distributions	-	-	-	-
Realized gain (loss)	(4,297)	514	150	(814)
Change in unrealized appreciation (depreciation) during the year	137,202	12,896	28,591	115
Net increase (decrease) in net assets from operations	$227,646	$16,222	$45,666	$(699)

	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$158	$5,596	$21,209	$49,072
Expenses:
Mortality and expense fees	-	17	7	97
Net investment income (loss)	158	5,579	21,202	48,975
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	15	(33,274)	(46,501)	(28,251)
Realized gain distributions	-	-	12,660	337,103
Realized gain (loss)	15	(33,274)	(33,841)	308,852
Change in unrealized appreciation (depreciation) during the year	4,935	164,098	153,750	(106,669)
Net increase (decrease) in net assets from operations	$5,108	$136,403	$141,111	$251,158

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Income:
Dividends	$2,294	$20,662	$49,389	$390
Expenses:
Mortality and expense fees	1	39	197	38
Net investment income (loss)	2,293	20,623	49,192	352
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,983)	11,833	38,329	2,016
Realized gain distributions	22	-	101,503	171,634
Realized gain (loss)	(3,961)	11,833	139,832	173,650
Change in unrealized appreciation (depreciation) during the year	60,746	135,598	1,981,608	111,234
Net increase (decrease) in net assets from operations	$59,078	$168,054	$2,170,632	$285,236

	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares
Income:
Dividends	$107,287	$91,207	$-	$-
Expenses:
Mortality and expense fees	411	198	-	4
Net investment income (loss)	106,876	91,009	-	(4)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,863	39,198	5,340	88,028
Realized gain distributions	-	544,596	37,593	451,564
Realized gain (loss)	19,863	583,794	42,933	539,592
Change in unrealized appreciation (depreciation) during the year	1,930,519	610,611	250,069	440,225
Net increase (decrease) in net assets from operations	$2,057,258	$1,285,414	$293,002	$979,813

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$59,522	$128,476	$43,832	$7,359
Expenses:
Mortality and expense fees	197	100	94	36
Net investment income (loss)	59,325	128,376	43,738	7,323
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	23,981	6,131	1,139	(5,954)
Realized gain distributions	90,655	-	-	8,118
Realized gain (loss)	114,636	6,131	1,139	2,164
Change in unrealized appreciation (depreciation) during the year	1,155,961	210,140	859,103	122,818
Net increase (decrease) in net assets from operations	$1,329,922	$344,647	$903,980	$132,305

	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$32,906	$473	$4,358
Expenses:
Mortality and expense fees	114	29	32
Net investment income (loss)	32,792	444	4,326
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,308)	1,897	3,450
Realized gain distributions	362,086	86,870	294,875
Realized gain (loss)	358,778	88,767	298,325
Change in unrealized appreciation (depreciation) during the year	635,308	79,278	133,300
Net increase (decrease) in net assets from operations	$1,026,878	$168,489	$435,951
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$188	$14,098	$-
Realized gains (losses)	29,428	37,836	275,201	-
Unrealized appreciation (depreciation) during the year	37,983	(37,077)	152,149	-
Net increase (decrease) in net assets from operations	67,411	947	441,448	-
Contract transactions:
Payments received from contract owners	5,016	5,911	235,619	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	4,996,629	-
Transfers for contract benefits and terminations	(1,910)	(17,859)	(379,886)	-
Contract maintenance charges	(8,046)	(8,122)	(120,379)	-
Net increase (decrease) in net assets resulting from contract transactions	(4,940)	(20,070)	4,731,983	-
Total increase (decrease) in net assets	62,471	(19,123)	5,173,431	-
Net assets at beginning of period	203,322	222,445	-	-
Net assets at end of period	$265,793	$203,322	$5,173,431	$-

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,784	$7,036	$117,898	$101,857
Realized gains (losses)	40,701	19,659	309,790	559,451
Unrealized appreciation (depreciation) during the year	87,758	(97,683)	1,186,764	(894,788)
Net increase (decrease) in net assets from operations	135,243	(70,988)	1,614,452	(233,480)
Contract transactions:
Payments received from contract owners	31,739	34,230	226,566	258,738
Transfers between Investment Options (including Guaranteed Interest Account), net	2,786	193,972	94,148	4,132
Transfers for contract benefits and terminations	(44,104)	(21,695)	(361,823)	(535,625)
Contract maintenance charges	(25,224)	(22,592)	(276,076)	(273,721)
Net increase (decrease) in net assets resulting from contract transactions	(34,803)	183,915	(317,185)	(546,476)
Total increase (decrease) in net assets	100,440	112,927	1,297,267	(779,956)
Net assets at beginning of period	537,357	424,430	5,252,848	6,032,804
Net assets at end of period	$637,797	$537,357	$6,550,115	$5,252,848

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,608	$2,297	$97,476	$96,085
Realized gains (losses)	13,558	19,137	6,589	(35,707)
Unrealized appreciation (depreciation) during the year	32,542	(47,735)	138,356	(43,098)
Net increase (decrease) in net assets from operations	48,708	(26,301)	242,421	17,280
Contract transactions:
Payments received from contract owners	17,502	30,724	409,448	290,176
Transfers between Investment Options (including Guaranteed Interest Account), net	(29,883)	45,351	179,923	180,874
Transfers for contract benefits and terminations	(67,800)	(21,966)	(738,757)	(447,066)
Contract maintenance charges	(9,204)	(9,282)	(217,690)	(208,294)
Net increase (decrease) in net assets resulting from contract transactions	(89,385)	44,827	(367,076)	(184,310)
Total increase (decrease) in net assets	(40,677)	18,526	(124,655)	(167,030)
Net assets at beginning of period	217,273	198,747	4,021,955	4,188,985
Net assets at end of period	$176,596	$217,273	$3,897,300	$4,021,955

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,278	$28,470	$37,052	$55,761
Realized gains (losses)	-	-	(600)	(6,802)
Unrealized appreciation (depreciation) during the year	-	-	49,540	(69,444)
Net increase (decrease) in net assets from operations	37,278	28,470	85,992	(20,485)
Contract transactions:
Payments received from contract owners	199,750	211,732	24,007	30,309
Transfers between Investment Options (including Guaranteed Interest Account), net	558,553	(102,484)	85,049	(77,875)
Transfers for contract benefits and terminations	(649,961)	(157,976)	(29,279)	(41,152)
Contract maintenance charges	(170,813)	(174,653)	(31,267)	(31,014)
Net increase (decrease) in net assets resulting from contract transactions	(62,471)	(223,381)	48,510	(119,732)
Total increase (decrease) in net assets	(25,193)	(194,911)	134,502	(140,217)
Net assets at beginning of period	2,264,752	2,459,663	574,776	714,993
Net assets at end of period	$2,239,559	$2,264,752	$709,278	$574,776

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Fidelity® VIP Contrafund® – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,892	$23,227	$5,505	$11,282
Realized gains (losses)	447,678	396,185	1,374,935	978,549
Unrealized appreciation (depreciation) during the year	517,334	(637,713)	2,388,382	289,113
Net increase (decrease) in net assets from operations	977,904	(218,301)	3,768,822	1,278,944
Contract transactions:
Payments received from contract owners	268,815	188,397	542,903	555,675
Transfers between Investment Options (including Guaranteed Interest Account), net	(40,078)	(157,183)	(932,270)	(711,802)
Transfers for contract benefits and terminations	(482,925)	(333,342)	(772,520)	(1,016,150)
Contract maintenance charges	(217,409)	(198,773)	(441,810)	(500,425)
Net increase (decrease) in net assets resulting from contract transactions	(471,597)	(500,901)	(1,603,697)	(1,672,702)
Total increase (decrease) in net assets	506,307	(719,202)	2,165,125	(393,758)
Net assets at beginning of period	3,333,524	4,052,726	9,797,846	10,191,604
Net assets at end of period	$3,839,831	$3,333,524	$11,962,971	$9,797,846

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio –Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,270	$2,897	$62,939	$57,913
Realized gains (losses)	152,497	281,899	3,976	7,533
Unrealized appreciation (depreciation) during the year	425,529	(278,601)	151,361	(83,903)
Net increase (decrease) in net assets from operations	581,296	6,195	218,276	(18,457)
Contract transactions:
Payments received from contract owners	230,235	89,962	191,270	237,509
Transfers between Investment Options (including Guaranteed Interest Account), net	6,079	90,262	69,601	19,875
Transfers for contract benefits and terminations	(311,823)	(217,275)	(255,513)	(274,926)
Contract maintenance charges	(114,220)	(110,552)	(128,817)	(157,945)
Net increase (decrease) in net assets resulting from contract transactions	(189,729)	(147,603)	(123,459)	(175,487)
Total increase (decrease) in net assets	391,567	(141,408)	94,817	(193,944)
Net assets at beginning of period	1,756,566	1,897,974	2,360,190	2,554,134
Net assets at end of period	$2,148,133	$1,756,566	$2,455,007	$2,360,190

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$99,068	$87,508	$37,741	$55,626
Realized gains (losses)	45,980	(950)	203,160	108,381
Unrealized appreciation (depreciation) during the year	121,268	(167,358)	195,309	(370,346)
Net increase (decrease) in net assets from operations	266,316	(80,800)	436,210	(206,339)
Contract transactions:
Payments received from contract owners	99,406	119,330	123,852	138,597
Transfers between Investment Options (including Guaranteed Interest Account), net	203,870	(72,853)	(81,402)	(234,399)
Transfers for contract benefits and terminations	(335,014)	(147,864)	(262,426)	(217,743)
Contract maintenance charges	(87,554)	(95,620)	(120,197)	(126,066)
Net increase (decrease) in net assets resulting from contract transactions	(119,292)	(197,007)	(340,173)	(439,611)
Total increase (decrease) in net assets	147,024	(277,807)	96,037	(645,950)
Net assets at beginning of period	1,688,054	1,965,861	2,090,080	2,736,030
Net assets at end of period	$1,835,078	$1,688,054	$2,186,117	$2,090,080

	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32	$-	$-	$-
Realized gains (losses)	-	816	18,840	12,609
Unrealized appreciation (depreciation) during the year	276	(1,628)	37,184	(22,422)
Net increase (decrease) in net assets from operations	308	(812)	56,024	(9,813)
Contract transactions:
Payments received from contract owners	787	936	9,625	9,480
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	(533)	10,425
Transfers for contract benefits and terminations	-	(5)	(10,155)	(463)
Contract maintenance charges	(698)	(730)	(7,295)	(5,899)
Net increase (decrease) in net assets resulting from contract transactions	89	201	(8,358)	13,543
Total increase (decrease) in net assets	397	(611)	47,666	3,730
Net assets at beginning of period	5,514	6,125	159,620	155,890
Net assets at end of period	$5,911	$5,514	$207,286	$159,620

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,235	$4,129	$(69)	$2,098
Realized gains (losses)	70,694	38,118	283,714	491,412
Unrealized appreciation (depreciation) during the year	64,973	(113,655)	439,480	(805,849)
Net increase (decrease) in net assets from operations	138,902	(71,408)	723,125	(312,339)
Contract transactions:
Payments received from contract owners	26,885	27,722	203,050	247,635
Transfers between Investment Options (including Guaranteed Interest Account), net	(15,442)	35,513	85,674	(340,023)
Transfers for contract benefits and terminations	(35,247)	(13,846)	(426,921)	(319,752)
Contract maintenance charges	(17,326)	(18,261)	(120,322)	(168,060)
Net increase (decrease) in net assets resulting from contract transactions	(41,130)	31,128	(258,519)	(580,200)
Total increase (decrease) in net assets	97,772	(40,280)	464,606	(892,539)
Net assets at beginning of period	465,423	505,703	2,870,789	3,763,328
Net assets at end of period	$563,195	$465,423	$3,335,395	$2,870,789

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(112)	$(110)	$3,670	$3,974
Realized gains (losses)	470,828	216,976	51,913	29,027
Unrealized appreciation (depreciation) during the year	419,505	(286,557)	45,099	(73,264)
Net increase (decrease) in net assets from operations	890,221	(69,691)	100,682	(40,263)
Contract transactions:
Payments received from contract owners	139,587	165,793	20,607	25,350
Transfers between Investment Options (including Guaranteed Interest Account), net	(64,517)	11,494	(31,280)	220
Transfers for contract benefits and terminations	(267,340)	(289,368)	(67,348)	(18,144)
Contract maintenance charges	(154,971)	(158,679)	(26,757)	(27,005)
Net increase (decrease) in net assets resulting from contract transactions	(347,241)	(270,760)	(104,778)	(19,579)
Total increase (decrease) in net assets	542,980	(340,451)	(4,096)	(59,842)
Net assets at beginning of period	2,553,541	2,893,992	390,414	450,256
Net assets at end of period	$3,096,521	$2,553,541	$386,318	$390,414

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,102	$6,715	$852	$889
Realized gains (losses)	14,730	15,114	18,421	26,031
Unrealized appreciation (depreciation) during the year	34,082	(53,753)	17,839	(46,364)
Net increase (decrease) in net assets from operations	53,914	(31,924)	37,112	(19,444)
Contract transactions:
Payments received from contract owners	11,013	12,148	7,463	23,518
Transfers between Investment Options (including Guaranteed Interest Account), net	(32,288)	54,592	540	1,026
Transfers for contract benefits and terminations	(98,766)	(7,349)	(37,950)	(15,473)
Contract maintenance charges	(11,901)	(12,961)	(6,553)	(6,996)
Net increase (decrease) in net assets resulting from contract transactions	(131,942)	46,430	(36,500)	2,075
Total increase (decrease) in net assets	(78,028)	14,506	612	(17,369)
Net assets at beginning of period	313,197	298,691	154,131	171,500
Net assets at end of period	$235,169	$313,197	$154,743	$154,131

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$43	$16,904	$15,191
Realized gains (losses)	(5,321)	21,318	476	10,210
Unrealized appreciation (depreciation) during the year	47,423	(50,686)	29,709	(39,935)
Net increase (decrease) in net assets from operations	42,102	(29,325)	47,089	(14,534)
Contract transactions:
Payments received from contract owners	9,268	37,369	65,460	23,189
Transfers between Investment Options (including Guaranteed Interest Account), net	(74,677)	(119)	24,286	31,023
Transfers for contract benefits and terminations	(6,898)	(58,016)	(8,950)	(83,565)
Contract maintenance charges	(6,546)	(10,421)	(18,772)	(17,730)
Net increase (decrease) in net assets resulting from contract transactions	(78,853)	(31,187)	62,024	(47,083)
Total increase (decrease) in net assets	(36,751)	(60,512)	109,113	(61,617)
Net assets at beginning of period	183,221	243,733	334,360	395,977
Net assets at end of period	$146,470	$183,221	$443,473	$334,360

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$93,098	$79,636	$6,535	$5,107
Realized gains (losses)	415,298	477,303	19,503	24,570
Unrealized appreciation (depreciation) during the year	626,357	(1,024,745)	117,689	(142,897)
Net increase (decrease) in net assets from operations	1,134,753	(467,806)	143,727	(113,220)
Contract transactions:
Payments received from contract owners	468,518	389,445	57,768	40,966
Transfers between Investment Options (including Guaranteed Interest Account), net	(78,154)	78,338	(674)	17,707
Transfers for contract benefits and terminations	(527,315)	(789,658)	(50,813)	(12,570)
Contract maintenance charges	(280,920)	(299,174)	(50,988)	(51,129)
Net increase (decrease) in net assets resulting from contract transactions	(417,871)	(621,049)	(44,707)	(5,026)
Total increase (decrease) in net assets	716,882	(1,088,855)	99,020	(118,246)
Net assets at beginning of period	5,203,080	6,291,935	643,853	762,099
Net assets at end of period	$5,919,962	$5,203,080	$742,873	$643,853

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,519	$25,208	$33,076	$34,433
Realized gains (losses)	142,526	164,031	47,907	160,364
Unrealized appreciation (depreciation) during the year	174,641	(366,085)	185,303	(310,001)
Net increase (decrease) in net assets from operations	339,686	(176,846)	266,286	(115,204)
Contract transactions:
Payments received from contract owners	215,657	151,522	91,852	122,854
Transfers between Investment Options (including Guaranteed Interest Account), net	(349,081)	13,012	1,836	14,841
Transfers for contract benefits and terminations	(210,113)	(218,652)	(297,095)	(340,942)
Contract maintenance charges	(147,261)	(122,540)	(66,516)	(148,618)
Net increase (decrease) in net assets resulting from contract transactions	(490,798)	(176,658)	(269,923)	(351,865)
Total increase (decrease) in net assets	(151,112)	(353,504)	(3,637)	(467,069)
Net assets at beginning of period	1,682,716	2,036,220	1,731,533	2,198,602
Net assets at end of period	$1,531,604	$1,682,716	$1,727,896	$1,731,533

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$60,390	$58,045	$3,756	$3,685
Realized gains (losses)	167,167	357,067	4,591	6,729
Unrealized appreciation (depreciation) during the year	390,766	(695,230)	13,396	(18,046)
Net increase (decrease) in net assets from operations	618,323	(280,118)	21,743	(7,632)
Contract transactions:
Payments received from contract owners	304,931	284,317	10,685	13,552
Transfers between Investment Options (including Guaranteed Interest Account), net	(78,547)	(21,291)	-	-
Transfers for contract benefits and terminations	(255,836)	(350,514)	(140)	(2,395)
Contract maintenance charges	(233,872)	(273,455)	(16,845)	(17,600)
Net increase (decrease) in net assets resulting from contract transactions	(263,324)	(360,943)	(6,300)	(6,443)
Total increase (decrease) in net assets	354,999	(641,061)	15,443	(14,075)
Net assets at beginning of period	3,250,024	3,891,085	170,927	185,002
Net assets at end of period	$3,605,023	$3,250,024	$186,370	$170,927

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,626	$19,478	$(14)	$(42)
Realized gains (losses)	(82,661)	514,110	16,111	18,408
Unrealized appreciation (depreciation) during the year	905,303	(867,446)	35,244	(29,954)
Net increase (decrease) in net assets from operations	836,268	(333,858)	51,341	(11,588)
Contract transactions:
Payments received from contract owners	111,751	344,095	5,386	7,487
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,065,097)	(212,814)	8,035	41,077
Transfers for contract benefits and terminations	(115,803)	(455,597)	(21,514)	(18,277)
Contract maintenance charges	(58,014)	(247,239)	(14,099)	(15,910)
Net increase (decrease) in net assets resulting from contract transactions	(5,127,163)	(571,555)	(22,192)	14,377
Total increase (decrease) in net assets	(4,290,895)	(905,413)	29,149	2,789
Net assets at beginning of period	4,290,895	5,196,308	166,087	163,298
Net assets at end of period	$-	$4,290,895	$195,236	$166,087

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,741	$44,149	$2,812	$5,010
Realized gains (losses)	(4,297)	(47,407)	514	(1,234)
Unrealized appreciation (depreciation) during the year	137,202	(328,358)	12,896	(8,634)
Net increase (decrease) in net assets from operations	227,646	(331,616)	16,222	(4,858)
Contract transactions:
Payments received from contract owners	177,325	189,018	11,056	17,876
Transfers between Investment Options (including Guaranteed Interest Account), net	137,397	224,469	(37,768)	35,391
Transfers for contract benefits and terminations	(182,204)	(181,085)	(100,360)	(802)
Contract maintenance charges	(80,703)	(112,370)	(14,180)	(9,336)
Net increase (decrease) in net assets resulting from contract transactions	51,815	120,032	(141,252)	43,129
Total increase (decrease) in net assets	279,461	(211,584)	(125,030)	38,271
Net assets at beginning of period	2,010,858	2,222,442	222,800	184,529
Net assets at end of period	$2,290,319	$2,010,858	$97,770	$222,800

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,925	$14,290	$-	$-
Realized gains (losses)	150	7,936	(814)	(798)
Unrealized appreciation (depreciation) during the year	28,591	(25,722)	115	1,014
Net increase (decrease) in net assets from operations	45,666	(3,496)	(699)	216
Contract transactions:
Payments received from contract owners	34,960	39,181	163	163
Transfers between Investment Options (including Guaranteed Interest Account), net	10,396	18,548	-	-
Transfers for contract benefits and terminations	(57,293)	(9,019)	-	-
Contract maintenance charges	(35,926)	(32,637)	(438)	(468)
Net increase (decrease) in net assets resulting from contract transactions	(47,863)	16,073	(275)	(305)
Total increase (decrease) in net assets	(2,197)	12,577	(974)	(89)
Net assets at beginning of period	597,329	584,752	5,382	5,471
Net assets at end of period	$595,132	$597,329	$4,408	$5,382

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Rydex VT Nova Fund		Templeton Developing Markets VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$158	$25	$5,579	$5,785
Realized gains (losses)	15	974	(33,274)	4,574
Unrealized appreciation (depreciation) during the year	4,935	(2,314)	164,098	(118,905)
Net increase (decrease) in net assets from operations	5,108	(1,315)	136,403	(108,546)
Contract transactions:
Payments received from contract owners	232	372	26,436	35,684
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	(19,737)	1,846
Transfers for contract benefits and terminations	(78)	(75)	(102,805)	(22,190)
Contract maintenance charges	(980)	(918)	(28,600)	(27,488)
Net increase (decrease) in net assets resulting from contract transactions	(826)	(621)	(124,706)	(12,148)
Total increase (decrease) in net assets	4,282	(1,936)	11,697	(120,694)
Net assets at beginning of period	11,653	13,589	567,588	688,282
Net assets at end of period	$15,935	$11,653	$579,285	$567,588

	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,202	$35,482	$48,975	$39,820
Realized gains (losses)	(33,841)	(3,808)	308,852	196,074
Unrealized appreciation (depreciation) during the year	153,750	(255,033)	(106,669)	(538,345)
Net increase (decrease) in net assets from operations	141,111	(223,359)	251,158	(302,451)
Contract transactions:
Payments received from contract owners	83,649	93,553	115,381	120,233
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,447)	124,719	12,932	81,775
Transfers for contract benefits and terminations	(165,970)	(106,379)	(238,441)	(145,481)
Contract maintenance charges	(61,754)	(64,551)	(89,030)	(108,341)
Net increase (decrease) in net assets resulting from contract transactions	(148,522)	47,342	(199,158)	(51,814)
Total increase (decrease) in net assets	(7,411)	(176,017)	52,000	(354,265)
Net assets at beginning of period	1,223,123	1,399,140	1,789,059	2,143,324
Net assets at end of period	$1,215,712	$1,223,123	$1,841,059	$1,789,059

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,293	$3,371	$20,623	$39,742
Realized gains (losses)	(3,961)	83,214	11,833	(2,695)
Unrealized appreciation (depreciation) during the year	60,746	(104,810)	135,598	(67,857)
Net increase (decrease) in net assets from operations	59,078	(18,225)	168,054	(30,810)
Contract transactions:
Payments received from contract owners	21,070	27,698	144,322	162,573
Transfers between Investment Options (including Guaranteed Interest Account), net	4,893	(10,179)	(33,068)	115,321
Transfers for contract benefits and terminations	(173,912)	(486)	(225,125)	(155,634)
Contract maintenance charges	(13,795)	(10,672)	(80,685)	(102,783)
Net increase (decrease) in net assets resulting from contract transactions	(161,744)	6,361	(194,556)	19,477
Total increase (decrease) in net assets	(102,666)	(11,864)	(26,502)	(11,333)
Net assets at beginning of period	279,729	291,593	1,629,957	1,641,290
Net assets at end of period	$177,063	$279,729	$1,603,455	$1,629,957

	TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,192	$115,564	$352	$(116)
Realized gains (losses)	139,832	4,917,786	173,650	242,288
Unrealized appreciation (depreciation) during the year	1,981,608	(5,695,209)	111,234	(341,185)
Net increase (decrease) in net assets from operations	2,170,632	(661,859)	285,236	(99,013)
Contract transactions:
Payments received from contract owners	637,631	664,841	100,912	104,840
Transfers between Investment Options (including Guaranteed Interest Account), net	(27,585)	(113,684)	41,716	(206,007)
Transfers for contract benefits and terminations	(753,154)	(804,992)	(136,027)	(119,599)
Contract maintenance charges	(320,432)	(462,662)	(49,865)	(76,522)
Net increase (decrease) in net assets resulting from contract transactions	(463,540)	(716,497)	(43,264)	(297,288)
Total increase (decrease) in net assets	1,707,092	(1,378,356)	241,972	(396,301)
Net assets at beginning of period	7,782,571	9,160,927	1,351,613	1,747,914
Net assets at end of period	$9,489,663	$7,782,571	$1,593,585	$1,351,613

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$106,876	$381,766	$91,009	$82,990
Realized gains (losses)	19,863	48,535	583,794	356,009
Unrealized appreciation (depreciation) during the year	1,930,519	(2,624,860)	610,611	(776,762)
Net increase (decrease) in net assets from operations	2,057,258	(2,194,559)	1,285,414	(337,763)
Contract transactions:
Payments received from contract owners	1,137,377	1,090,977	356,487	341,702
Transfers between Investment Options (including Guaranteed Interest Account), net	549,907	269,035	(221,178)	204,762
Transfers for contract benefits and terminations	(1,142,228)	(1,326,863)	(434,664)	(513,051)
Contract maintenance charges	(536,480)	(665,257)	(238,332)	(257,819)
Net increase (decrease) in net assets resulting from contract transactions	8,576	(632,108)	(537,687)	(224,406)
Total increase (decrease) in net assets	2,065,834	(2,826,667)	747,727	(562,169)
Net assets at beginning of period	11,096,168	13,922,835	4,801,765	5,363,934
Net assets at end of period	$13,162,002	$11,096,168	$5,549,492	$4,801,765

	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$(4)	$(10)
Realized gains (losses)	42,933	148,576	539,592	555,332
Unrealized appreciation (depreciation) during the year	250,069	(198,686)	440,225	(259,428)
Net increase (decrease) in net assets from operations	293,002	(50,110)	979,813	295,894
Contract transactions:
Payments received from contract owners	90,270	46,232	104,709	153,306
Transfers between Investment Options (including Guaranteed Interest Account), net	4,431	5,055	(54,556)	220,378
Transfers for contract benefits and terminations	(81,675)	(150,464)	(451,984)	(419,994)
Contract maintenance charges	(50,885)	(49,338)	(174,533)	(161,362)
Net increase (decrease) in net assets resulting from contract transactions	(37,859)	(148,515)	(576,364)	(207,672)
Total increase (decrease) in net assets	255,143	(198,625)	403,449	88,222
Net assets at beginning of period	734,565	933,190	2,776,822	2,688,600
Net assets at end of period	$989,708	$734,565	$3,180,271	$2,776,822

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59,325	$59,042	$128,376	$138,521
Realized gains (losses)	114,636	627,502	6,131	(1,798)
Unrealized appreciation (depreciation) during the year	1,155,961	(1,735,709)	210,140	(233,713)
Net increase (decrease) in net assets from operations	1,329,922	(1,049,165)	344,647	(96,990)
Contract transactions:
Payments received from contract owners	413,961	393,343	366,876	294,910
Transfers between Investment Options (including Guaranteed Interest Account), net	46,339	(15,831)	(13,284)	71,942
Transfers for contract benefits and terminations	(507,380)	(636,986)	(305,700)	(474,159)
Contract maintenance charges	(272,318)	(321,483)	(191,753)	(228,621)
Net increase (decrease) in net assets resulting from contract transactions	(319,398)	(580,957)	(143,861)	(335,928)
Total increase (decrease) in net assets	1,010,524	(1,630,122)	200,786	(432,918)
Net assets at beginning of period	5,502,208	7,132,330	3,351,871	3,784,789
Net assets at end of period	$6,512,732	$5,502,208	$3,552,657	$3,351,871

	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$43,738	$38,691	$7,323	$8,714
Realized gains (losses)	1,139	(10,364)	2,164	24,577
Unrealized appreciation (depreciation) during the year	859,103	(521,384)	122,818	(68,792)
Net increase (decrease) in net assets from operations	903,980	(493,057)	132,305	(35,501)
Contract transactions:
Payments received from contract owners	231,279	203,479	44,909	46,504
Transfers between Investment Options (including Guaranteed Interest Account), net	(40,975)	15,119	(1,593)	1,397
Transfers for contract benefits and terminations	(324,742)	(290,169)	(83,388)	(10,760)
Contract maintenance charges	(213,519)	(216,228)	(42,422)	(41,382)
Net increase (decrease) in net assets resulting from contract transactions	(347,957)	(287,799)	(82,494)	(4,241)
Total increase (decrease) in net assets	556,023	(780,856)	49,811	(39,742)
Net assets at beginning of period	3,285,478	4,066,334	573,920	613,662
Net assets at end of period	$3,841,501	$3,285,478	$623,731	$573,920

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Wanger International		Wanger Select
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,792	$85,540	$444	$1,204
Realized gains (losses)	358,778	462,445	88,767	86,505
Unrealized appreciation (depreciation) during the year	635,308	(1,291,052)	79,278	(172,646)
Net increase (decrease) in net assets from operations	1,026,878	(743,067)	168,489	(84,937)
Contract transactions:
Payments received from contract owners	307,868	281,806	29,108	25,348
Transfers between Investment Options (including Guaranteed Interest Account), net	85,179	(13,116)	8,701	(30,446)
Transfers for contract benefits and terminations	(354,672)	(381,835)	(115,367)	(21,320)
Contract maintenance charges	(188,756)	(218,343)	(35,455)	(35,491)
Net increase (decrease) in net assets resulting from contract transactions	(150,381)	(331,488)	(113,013)	(61,909)
Total increase (decrease) in net assets	876,497	(1,074,555)	55,476	(146,846)
Net assets at beginning of period	3,483,432	4,557,987	622,785	769,631
Net assets at end of period	$4,359,929	$3,483,432	$678,261	$622,785

	Wanger USA
	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,326	$1,527
Realized gains (losses)	298,325	393,564
Unrealized appreciation (depreciation) during the year	133,300	(399,960)
Net increase (decrease) in net assets from operations	435,951	(4,869)
Contract transactions:
Payments received from contract owners	106,681	56,466
Transfers between Investment Options (including Guaranteed Interest Account), net	(14,895)	20,789
Transfers for contract benefits and terminations	(94,131)	(180,200)
Contract maintenance charges	(78,835)	(81,238)
Net increase (decrease) in net assets resulting from contract transactions	(81,180)	(184,183)
Total increase (decrease) in net assets	354,771	(189,052)
Net assets at beginning of period	1,424,122	1,613,174
Net assets at end of period	$1,778,893	$1,424,122
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHLVIC Variable Universal Life (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.
Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity® VIP Contrafund® Portfolio-Service Class
Fidelity® VIP Growth Opportunities Portfolio-Service Class
Fidelity® VIP Growth Portfolio-Service Class
Fidelity® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA-Service Shares)
IInvesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA-Service Shares)
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.    Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.
B.    Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.    Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. As a result, the Company will file a separate company standalone federal tax return beginning January 1, 2019. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.    Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$33,223	$9,315
AMT Sustainable Equity Portfolio - Class S	5,534,419	515,974
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	120,831	108,127
DWS Equity 500 Index VIP – Class A	725,658	635,803
DWS Small Cap Index VIP – Class A	45,195	110,410
Federated Fund for U.S. Government Securities II	612,096	881,695
Federated Government Money Fund II - Service Shares	794,112	819,305
Federated High Income Bond Fund II – Primary Shares	149,497	63,936
Fidelity® VIP Contrafund® Portfolio – Service Class	661,229	710,165
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,326,739	1,977,746
Fidelity® VIP Growth Portfolio – Service Class	347,073	409,396
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	319,901	380,422
Franklin Income VIP Fund – Class 2	496,086	486,341
Franklin Mutual Shares VIP Fund – Class 2	354,212	454,353
Guggenheim VT Long Short Equity Fund	770	649
Invesco Oppenheimer V.I. Capital Appreciation Fund	27,040	17,255
Invesco Oppenheimer V.I. Global Fund	117,643	82,484
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	507,575	475,024
Invesco V.I. American Franchise Fund – Series I Shares	487,518	428,756
Invesco V.I. Core Equity Fund – Series I Shares	61,398	117,898
Invesco V.I. Equity and Income Fund – Series II Shares	44,733	155,669
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	25,816	42,775
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	11,642	87,902
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	104,983	26,054
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	792,460	737,259
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	71,169	97,101
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	275,879	692,495
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	173,819	377,189
Morningstar Growth ETF Asset Allocation Portfolio – Class II	463,010	509,180
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	16,116	14,475
Neuberger Berman AMT Guardian Portfolio – S Class	1,742,942	5,202,675
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	32,885	41,100
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	365,188	218,631
PIMCO Real Return Portfolio – Advisor Class	12,986	151,426
PIMCO Total Return Portfolio – Advisor Class	64,872	95,809
Rydex VT Inverse Government Long Bond Strategy Fund	109	385
Rydex VT Nova Fund	307	976
Templeton Developing Markets VIP Fund – Class 2	40,794	159,921
Templeton Foreign VIP Fund – Class 2	107,642	222,302
Templeton Growth VIP Fund – Class 2	570,505	383,585
TVST Touchstone Balanced Fund	27,598	187,027
TVST Touchstone Bond Fund	144,616	318,547
TVST Touchstone Common Stock Fund	649,719	962,563
TVST Touchstone Small Company Fund	291,294	162,572
Virtus Duff & Phelps International Series – Class A Shares	1,300,915	1,185,463
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	875,700	777,782
Virtus KAR Capital Growth Series – Class A Shares	126,263	126,529
Virtus KAR Small-Cap Growth Series – Class A Shares	533,355	658,159
Virtus KAR Small-Cap Value Series – Class A Shares	480,187	649,605
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	427,841	443,326
Virtus Rampart Enhanced Core Equity Series – Class A Shares	192,211	496,430
Virtus Strategic Allocation Series – Class A Shares	53,720	120,764

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Wanger International	$686,916	$442,419
Wanger Select	118,950	144,649
Wanger USA	387,166	169,144
	$23,936,523	$24,746,942

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	407	(827)	(420)	529	(2,354)	(1,825)
AMT Sustainable Equity Portfolio - Class S	5,273,989	(564,689)	4,709,300	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	28,626	(41,073)	(12,447)	90,046	(23,493)	66,553
DWS Equity 500 Index VIP – Class A	60,923	(96,529)	(35,606)	77,994	(152,674)	(74,680)
DWS Small Cap Index VIP – Class A	8,542	(42,551)	(34,009)	36,211	(17,848)	18,363
Federated Fund for U.S. Government Securities II	193,724	(296,821)	(103,097)	343,825	(266,687)	77,138
Federated Government Money Fund II - Service Shares	790,466	(850,812)	(60,346)	300,444	(522,651)	(222,207)
Federated High Income Bond Fund II – Primary Shares	19,614	(16,252)	3,362	27,861	(40,339)	(12,478)
Fidelity® VIP Contrafund® Portfolio – Service Class	37,462	(138,780)	(101,318)	48,229	(102,076)	(53,847)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	124,490	(460,227)	(335,737)	167,072	(567,300)	(400,228)
Fidelity® VIP Growth Portfolio – Service Class	34,979	(61,412)	(26,433)	39,335	(61,119)	(21,784)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	190,442	(267,542)	(77,100)	273,017	(385,013)	(111,996)
Franklin Income VIP Fund – Class 2	200,208	(245,329)	(45,121)	116,173	(222,344)	(106,171)
Franklin Mutual Shares VIP Fund – Class 2	53,586	(152,159)	(98,573)	89,179	(193,418)	(104,239)
Guggenheim VT Long Short Equity Fund	383	(340)	43	424	(334)	90
Invesco Oppenheimer V.I. Capital Appreciation Fund	4,109	(7,590)	(3,481)	10,117	(3,479)	6,638
Invesco Oppenheimer V.I. Global Fund	19,213	(39,790)	(20,577)	31,475	(16,827)	14,648
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	124,098	(232,022)	(107,924)	139,668	(373,599)	(233,931)
Invesco V.I. American Franchise Fund – Series I Shares	62,926	(209,586)	(146,660)	98,863	(218,310)	(119,447)
Invesco V.I. Core Equity Fund – Series I Shares	8,990	(55,064)	(46,074)	11,718	(20,613)	(8,895)
Invesco V.I. Equity and Income Fund – Series II Shares	11,943	(70,409)	(58,466)	31,796	(10,204)	21,592
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	3,175	(17,110)	(13,935)	10,075	(9,120)	955
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	3,470	(32,878)	(29,408)	13,345	(25,128)	(11,783)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	38,203	(12,626)	25,577	29,101	(48,265)	(19,164)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	-	(178,959)	(178,959)	254,344	(533,132)	(278,788)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	28,770	(49,397)	(20,627)	31,875	(34,012)	(2,137)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	121,516	(381,853)	(260,337)	92,176	(191,437)	(99,261)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	69,654	(234,539)	(164,885)	88,872	(310,786)	(221,914)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	173,963	(324,294)	(150,331)	174,425	(380,129)	(205,704)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	7,389	(11,729)	(4,340)	9,747	(14,351)	(4,604)
Neuberger Berman AMT Guardian Portfolio – S Class	2,152,931	(51,997)	2,100,934	183,481	(432,417)	(248,936)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	13,146	(29,038)	(15,892)	47,753	(36,327)	11,426
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	664,703	(544,780)	119,923	803,538	(618,943)	184,595
PIMCO Real Return Portfolio – Advisor Class	6,989	(92,377)	(85,388)	50,854	(23,675)	27,179
PIMCO Total Return Portfolio – Advisor Class	30,651	(56,319)	(25,668)	62,208	(53,436)	8,772
Rydex VT Inverse Government Long Bond Strategy Fund	519	(1,385)	(866)	461	(1,323)	(862)
Rydex VT Nova Fund	52	(228)	(176)	85	(227)	(142)
Templeton Developing Markets VIP Fund – Class 2	27,975	(113,225)	(85,250)	74,467	(85,482)	(11,015)
Templeton Foreign VIP Fund – Class 2	31,278	(58,937)	(27,659)	62,772	(53,918)	8,854
Templeton Growth VIP Fund – Class 2	104,140	(175,939)	(71,799)	142,738	(150,714)	(7,976)
TVST Touchstone Balanced Fund	-	(74,918)	(74,918)	14,280	(11,324)	2,956
TVST Touchstone Bond Fund	-	(118,835)	(118,835)	223,090	(210,130)	12,960
TVST Touchstone Common Stock Fund	275,117	(461,337)	(186,220)	385,321	(680,526)	(295,205)
TVST Touchstone Small Company Fund	59,704	(77,020)	(17,316)	55,382	(165,970)	(110,588)
Virtus Duff & Phelps International Series – Class A Shares	981,452	(796,109)	185,343	817,535	(969,381)	(151,846)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	85,559	(214,593)	(129,034)	196,631	(209,560)	(12,929)
Virtus KAR Capital Growth Series – Class A Shares	20,398	(25,135)	(4,737)	10,748	(35,212)	(24,464)
Virtus KAR Small-Cap Growth Series – Class A Shares	12,495	(64,987)	(52,492)	30,384	(47,066)	(16,682)
Virtus KAR Small-Cap Value Series – Class A Shares	140,153	(194,856)	(54,703)	148,838	(255,601)	(106,763)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	136,117	(196,407)	(60,290)	206,868	(295,428)	(88,560)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	40,577	(106,892)	(66,315)	43,933	(96,641)	(52,708)
Virtus Strategic Allocation Series – Class A Shares	8,042	(24,831)	(16,789)	11,685	(12,086)	(401)
Wanger International	157,557	(149,970)	7,587	157,607	(202,728)	(45,121)
Wanger Select	5,036	(37,757)	(32,721)	10,112	(19,660)	(9,548)
Wanger USA	70,468	(83,594)	(13,126)	16,859	(39,230)	(22,371)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2019, 2018, 2017, 2016, and 2015 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2019	19	13.84	to	13.84	266	-	-	to	-	33.58%	to	33.58%
2018	20	10.36	to	10.36	203	0.08%	-	to	-	(0.10%)	to	(0.10%)
2017	21	10.37	to	10.37	222	0.16%	-	to	-	31.08%	to	31.08%
2016	24	7.91	to	7.91	190	0.19%	-	to	-	0.50%	to	0.50%
2015	25	7.87	to	7.87	197	0.08%	-	to	-	6.19%	to	6.19%
AMT Sustainable Equity Portfolio - Class S
2019[4]	4,709	1.10	to	1.10	5,173	0.29%	-	to	0.12%	9.77%	to	9.86%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2019	210	2.92	to	3.05	638	1.12%	-	to	0.12%	25.68%	to	25.83%
2018‡	222	2.42	to	2.42	537	1.31%	-	to	-	(11.33%)	to	(11.33%)
2017	155	2.62	to	2.73	424	0.70%	-	to	-	15.89%	to	15.89%
2016	132	2.26	to	2.36	311	0.40%	-	to	-	20.27%	to	20.27%
2015‡	156	1.96	to	1.96	305	0.09%	-	to	-	(2.68%)	to	(2.68%)
DWS Equity 500 Index VIP – Class A
2019	842	3.47	to	8.89	6,550	1.95%	-	to	0.12%	31.03%	to	31.19%
2018	877	2.65	to	6.77	5,253	1.71%	-	to	0.12%	(4.77%)	to	(4.65%)
2017‡	952	2.78	to	7.10	6,033	1.75%	-	to	0.12%	21.39%	to	21.53%
2016‡	1,004	2.28	to	5.85	5,279	2.03%	-	to	0.48%	11.08%	to	11.61%
2015	1,076	2.06	to	5.24	5,027	1.65%	-	to	0.48%	0.64%	to	1.13%
DWS Small Cap Index VIP – Class A
2019	63	2.69	to	2.81	177	1.15%	-	to	0.12%	25.07%	to	25.22%
2018‡	97	2.20	to	2.24	217	1.00%	-	to	-	(11.23%)	to	(11.23%)
2017	79	2.41	to	2.52	199	1.01%	-	to	0.48%	13.78%	to	14.33%
2016	62	2.12	to	2.21	136	1.09%	-	to	0.48%	20.45%	to	21.03%
2015	47	1.76	to	1.82	86	1.06%	-	to	0.48%	(5.05%)	to	(4.60%)
Federated Fund for U.S. Government Securities II
2019	1,368	1.51	to	3.59	3,897	2.36%	-	to	0.12%	5.77%	to	5.90%
2018	1,471	1.43	to	3.39	4,022	2.46%	-	to	0.12%	0.33%	to	0.45%
2017‡	1,394	1.42	to	3.37	4,189	2.32%	-	to	0.12%	1.80%	to	1.92%
2016‡	1,433	1.39	to	3.31	4,260	2.53%	-	to	0.48%	1.12%	to	1.61%
2015	1,520	1.38	to	3.26	4,476	2.73%	-	to	0.48%	0.04%	to	0.52%
Federated Government Money Fund II - Service Shares
2019	2,170	1.00	to	1.03	2,240	1.63%	-	to	0.12%	1.52%	to	1.64%
2018	2,231	0.97	to	1.02	2,265	1.23%	-	to	0.48%	0.76%	to	1.25%
2017	2,453	0.97	to	1.00	2,460	0.31%	-	to	0.48%	(0.17%)	to	0.31%
2016‡	2,488	0.97	to	1.00	2,488	0.00%*	-	to	0.48%	(0.48%)	to	0.00%
2015	3,241	0.97	to	1.00	3,240	0.00%*	-	to	0.48%	(0.48%)	to	0.00%*
Federated High Income Bond Fund II – Primary Shares
2019‡	111	2.28	to	7.25	709	5.58%	-	to	-	14.54%	to	14.54%
2018‡	108	1.99	to	6.33	575	8.62%	-	to	-	(3.29%)	to	(3.29%)
2017	120	2.31	to	6.54	715	6.56%	-	to	0.48%	6.43%	to	6.94%
2016	123	2.17	to	6.12	681	6.52%	-	to	0.48%	14.27%	to	14.82%
2015	131	1.90	to	5.33	633	5.75%	-	to	0.48%	(3.04%)	to	(2.57%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity® VIP Contrafund® Portfolio – Service Class
2019	480	3.64	to	10.18	3,840	0.36%	-	to	0.12%	31.29%	to	31.45%
2018‡	581	1.91	to	7.75	3,334	0.60%	-	to	-	(6.49%)	to	(6.49%)
2017	635	2.95	to	8.28	4,053	0.89%	-	to	0.48%	21.18%	to	21.76%
2016	655	2.43	to	6.80	3,565	0.73%	-	to	0.48%	7.40%	to	7.91%
2015	753	2.27	to	6.31	3,733	0.90%	-	to	0.48%	0.08%	to	0.56%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2019	1,899	4.76	to	12.02	11,963	0.05%	-	to	0.48%	40.02%	to	40.70%
2018	2,234	3.40	to	8.54	9,798	0.11%	-	to	0.48%	11.80%	to	12.35%
2017	2,635	3.04	to	7.61	10,192	0.20%	-	to	0.48%	33.76%	to	34.40%
2016‡	2,875	2.28	to	5.66	8,367	0.23%	-	to	0.48%	(0.23%)	to	0.25%
2015	3,022	2.28	to	5.65	8,895	0.06%	-	to	0.48%	4.98%	to	5.48%
Fidelity® VIP Growth Portfolio – Service Class
2019	281	4.11	to	9.52	2,148	0.16%	-	to	0.12%	34.02%	to	34.18%
2018	307	3.06	to	7.09	1,757	0.15%	-	to	0.12%	(0.40%)	to	(0.27%)
2017	329	3.08	to	7.11	1,898	0.12%	-	to	0.12%	34.84%	to	35.00%
2016‡	351	1.60	to	5.27	1,524	-	-	to	-	0.71%	to	0.71%
2015	355	2.27	to	5.23	1,546	0.16%	-	to	0.48%	6.54%	to	7.05%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2019	1,434	1.66	to	1.74	2,455	2.63%	-	to	0.12%	9.45%	to	9.58%
2018‡	1,512	1.52	to	1.59	2,360	2.36%	-	to	0.12%	(0.75%)	to	(0.63%)
2017	1,624	1.52	to	1.60	2,554	2.40%	-	to	0.48%	3.66%	to	4.16%
2016	1,564	1.47	to	1.54	2,363	2.47%	-	to	0.48%	4.13%	to	4.63%
2015	1,407	1.41	to	1.47	2,028	2.45%	-	to	0.48%	(1.18%)	to	(0.71%)
Franklin Income VIP Fund – Class 2
2019	886	2.10	to	2.22	1,835	5.26%	-	to	0.12%	15.92%	to	16.06%
2018‡	931	1.81	to	1.91	1,688	4.66%	-	to	0.12%	(4.42%)	to	(4.30%)
2017	1,038	1.89	to	2.00	1,966	3.86%	-	to	0.48%	9.15%	to	9.67%
2016	1,076	1.73	to	1.82	1,863	4.99%	-	to	0.48%	13.48%	to	14.02%
2015‡	1,208	1.52	to	1.60	1,839	4.68%	-	to	0.48%	(7.50%)	to	(7.05%)
Franklin Mutual Shares VIP Fund – Class 2
2019	617	2.36	to	6.35	2,186	1.77%	-	to	0.12%	22.42%	to	22.57%
2018‡	716	1.93	to	5.18	2,090	2.24%	-	to	0.12%	(9.18%)	to	(9.07%)
2017	820	2.11	to	5.69	2,736	2.26%	-	to	0.48%	7.83%	to	8.35%
2016‡	853	1.96	to	5.26	2,691	2.00%	-	to	0.48%	15.50%	to	16.06%
2015	974	1.69	to	4.53	2,759	3.05%	-	to	0.48%	(5.39%)	to	(4.94%)
Guggenheim VT Long Short Equity Fund
2019	3	2.13	to	2.13	6	0.57%	-	to	-	5.54%	to	5.54%
2018	3	2.01	to	2.01	6	-	-	to	-	(12.94%)	to	(12.94%)
2017	3	2.31	to	2.31	6	0.34%	-	to	-	14.85%	to	14.85%
2016	3	2.01	to	2.01	5	-	-	to	-	0.65%	to	0.65%
2015	3	2.00	to	2.00	6	-	-	to	-	1.26%	to	1.26%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2019	78	2.37	to	2.72	207	-	-	to	-	35.85%	to	35.85%
2018	81	1.75	to	2.00	160	-	-	to	-	(5.96%)	to	(5.96%)
2017	74	1.86	to	2.13	156	0.01%	-	to	-	26.50%	to	26.50%
2016	77	1.47	to	1.68	128	0.12%	-	to	-	(2.43%)	to	(2.43%)
2015	90	1.50	to	1.72	153	-	-	to	-	3.27%	to	3.27%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco Oppenheimer V.I. Global Fund
2019	234	2.20	to	2.58	563	0.62%	-	to	-	31.45%	to	31.45%
2018	254	1.68	to	1.96	465	0.77%	-	to	-	(13.39%)	to	(13.39%)
2017	240	1.93	to	2.27	506	0.72%	-	to	-	36.32%	to	36.32%
2016	261	1.42	to	1.66	405	0.74%	-	to	-	(0.16%)	to	(0.16%)
2015	259	1.42	to	1.67	403	1.14%	-	to	-	3.67%	to	3.67%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2019	1,233	2.52	to	2.97	3,335	-	-	to	0.12%	25.98%	to	26.13%
2018‡	1,341	2.00	to	2.36	2,871	0.06%	-	to	0.12%	(10.65%)	to	(10.54%)
2017	1,575	2.23	to	2.64	3,763	0.64%	-	to	0.48%	13.37%	to	13.91%
2016	1,698	1.96	to	2.31	3,562	0.25%	-	to	0.48%	17.11%	to	17.67%
2015	1,762	1.68	to	1.97	3,143	0.64%	-	to	0.48%	(6.54%)	to	(6.09%)
Invesco V.I. American Franchise Fund – Series I Shares
2019	1,149	2.63	to	2.70	3,097	-	-	to	0.12%	36.59%	to	36.76%
2018	1,296	1.93	to	1.97	2,554	-	-	to	0.12%	(3.74%)	to	(3.62%)
2017‡	1,415	2.00	to	2.05	2,894	0.08%	-	to	0.12%	27.19%	to	27.34%
2016‡	1,536	1.57	to	1.61	2,467	-	-	to	0.48%	1.78%	to	2.27%
2015	1,562	1.54	to	1.57	2,453	-	-	to	0.48%	4.50%	to	5.01%
Invesco V.I. Core Equity Fund – Series I Shares
2019	152	2.54	to	2.54	386	0.93%	-	to	-	28.96%	to	28.96%
2018	198	1.97	to	1.97	390	0.90%	-	to	-	(9.39%)	to	(9.39%)
2017	207	2.18	to	2.18	450	1.04%	-	to	-	13.17%	to	13.17%
2016	216	1.92	to	1.92	415	0.75%	-	to	-	10.26%	to	10.26%
2015	243	1.74	to	1.74	423	1.13%	-	to	-	(5.77%)	to	(5.77%)
Invesco V.I. Equity and Income Fund – Series II Shares
2019	101	2.13	to	2.40	235	1.83%	-	to	-	20.01%	to	20.01%
2018	159	1.78	to	2.00	313	2.06%	-	to	-	(9.73%)	to	(9.73%)
2017	138	1.97	to	2.21	299	1.61%	-	to	-	10.78%	to	10.78%
2016	90	1.78	to	2.00	175	1.70%	-	to	-	14.84%	to	14.83%
2015	74	1.55	to	1.74	124	2.31%	-	to	-	(2.59%)	to	(2.59%)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2019	56	2.75	to	2.75	155	0.51%	-	to	-	25.28%	to	25.28%
2018	70	2.20	to	2.20	154	0.53%	-	to	-	(11.35%)	to	(11.35%)
2017	69	2.48	to	2.48	172	0.54%	-	to	-	14.92%	to	14.92%
2016	70	2.16	to	2.16	151	0.08%	-	to	-	13.43%	to	13.43%
2015	72	1.90	to	1.90	137	0.36%	-	to	-	(4.03%)	to	(4.03%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2019	47	3.11	to	3.11	146	-	-	to	-	29.93%	to	29.93%
2018	76	2.40	to	2.40	183	0.02%	-	to	-	(13.24%)	to	(13.24%)
2017	88	2.76	to	2.76	244	0.36%	-	to	-	13.95%	to	13.95%
2016	87	2.42	to	2.42	212	-	-	to	-	15.78%	to	15.78%
2015	89	2.09	to	2.09	186	-	-	to	-	(2.38%)	to	(2.38%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2019	174	2.17	to	2.59	443	4.25%	-	to	-	13.35%	to	13.35%
2018	149	1.92	to	2.28	334	4.05%	-	to	-	(4.02%)	to	(4.02%)
2017	168	2.00	to	2.38	396	3.90%	-	to	-	9.21%	to	9.21%
2016	189	1.83	to	2.18	410	4.72%	-	to	-	12.13%	to	12.13%
2015	188	1.63	to	1.94	363	3.56%	-	to	-	(1.53%)	to	(1.53%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2019	2,328	2.45	to	2.55	5,920	1.64%	-	to	0.12%	22.35%	to	22.49%
2018‡	2,507	2.01	to	2.08	5,203	1.35%	-	to	0.12%	(8.25%)	to	(8.14%)
2017‡	2,786	2.19	to	2.26	6,292	1.34%	-	to	0.12%	13.25%	to	13.38%
2016‡	2,929	1.93	to	2.00	5,829	1.50%	-	to	0.48%	16.55%	to	17.11%
2015	3,156	1.65	to	1.71	5,365	1.21%	-	to	0.48%	(3.33%)	to	(2.86%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2019	315	1.93	to	2.37	743	0.91%	-	to	-	22.64%	to	22.64%
2018	335	1.57	to	1.93	644	0.68%	-	to	-	(15.04%)	to	(15.04%)
2017	338	1.85	to	2.27	762	0.61%	-	to	-	6.83%	to	6.83%
2016	354	1.73	to	2.12	747	0.50%	-	to	-	16.39%	to	16.39%
2015	418	1.49	to	1.83	753	0.58%	-	to	-	(3.79%)	to	(3.79%)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2019	761	2.01	to	2.01	1,532	1.26%	-	to	-	22.17%	to	22.17%
2018	1,021	1.65	to	1.65	1,683	1.27%	-	to	-	(9.33%)	to	(9.33%)
2017	1,121	1.82	to	1.82	2,036	1.09%	-	to	-	19.80%	to	19.80%
2016	1,451	1.52	to	1.52	2,201	1.24%	-	to	-	11.21%	to	11.21%
2015	1,526	1.36	to	1.36	2,082	1.20%	-	to	-	(2.83%)	to	(2.83%)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2019	1,007	1.68	to	1.73	1,728	1.88%	-	to	0.12%	16.12%	to	16.26%
2018	1,172	1.44	to	1.49	1,732	1.69%	-	to	0.12%	(6.35%)	to	(6.23%)
2017	1,394	1.54	to	1.58	2,199	1.67%	-	to	0.12%	13.19%	to	13.33%
2016‡	1,358	1.40	to	1.40	1,891	1.29%	-	to	-	8.48%	to	8.48%
2015	1,703	1.26	to	1.29	2,188	1.48%	-	to	0.48%	(2.69%)	to	(2.22%)
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2019	1,898	1.85	to	1.91	3,605	1.75%	-	to	0.12%	19.62%	to	19.77%
2018	2,048	1.55	to	1.59	3,250	1.61%	-	to	0.12%	(8.15%)	to	(8.04%)
2017‡	2,254	1.68	to	1.73	3,891	1.30%	-	to	0.12%	17.16%	to	17.30%
2016‡	2,502	1.43	to	1.48	3,684	1.47%	-	to	0.48%	9.17%	to	9.69%
2015	2,421	1.31	to	1.35	3,251	1.21%	-	to	0.48%	(2.98%)	to	(2.51%)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2019	122	1.52	to	1.52	186	2.08%	-	to	-	12.90%	to	12.90%
2018	127	1.35	to	1.35	171	2.05%	-	to	-	(4.25%)	to	(4.25%)
2017	131	1.41	to	1.41	185	1.71%	-	to	-	9.94%	to	9.94%
2016	141	1.28	to	1.28	181	1.71%	-	to	-	6.37%	to	6.37%
2015‡	144	1.20	to	1.20	174	1.26%	-	to	-	(1.68%)	to	(1.68%)
Neuberger Berman AMT Guardian Portfolio – S Class
2019[5]	-	2.58	to	2.45	-	0.29%	-	to	0.12%	19.54%	to	19.59%
2018‡	2,101	2.05	to	2.16	4,291	0.39%	-	to	0.12%	(7.71%)	to	(7.60%)
2017	2,350	2.21	to	2.33	5,196	0.27%	-	to	0.48%	24.13%	to	24.73%
2016	2,613	1.78	to	1.87	4,646	0.39%	-	to	0.48%	8.22%	to	8.74%
2015	2,726	1.64	to	1.72	4,452	0.46%	-	to	0.48%	(5.57%)	to	(5.12%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2019	125	1.55	to	1.56	195	-	-	to	0.12%	32.32%	to	32.48%
2018‡	141	1.18	to	1.18	166	-	-	to	-	(6.56%)	to	(6.56%)
2017	130	1.25	to	1.26	163	-	-	to	0.48%	23.97%	to	24.56%
2016‡	177	1.01	to	1.01	179	-	-	to	0.48%	3.66%	to	4.16%
2015‡, 6	114	0.97	to	0.97	111	-	-	to	0.48%	(2.99%)	to	(2.91%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2019	4,016	0.62	to	0.66	2,290	4.36%	-	to	0.12%	11.22%	to	11.35%
2018‡	3,896	0.56	to	0.59	2,011	1.96%	-	to	0.12%	(14.30%)	to	(14.20%)
2017	3,711	0.65	to	0.69	2,222	10.92%	-	to	0.48%	1.56%	to	2.05%
2016	3,593	0.64	to	0.67	2,115	1.01%	-	to	0.48%	14.32%	to	14.87%
2015	3,493	0.56	to	0.59	1,795	4.26%	-	to	0.48%	(26.02%)	to	(25.66%)
PIMCO Real Return Portfolio – Advisor Class
2019‡	58	1.45	to	1.70	98	1.54%	-	to	-	8.33%	to	8.33%
2018‡	143	1.34	to	1.57	223	2.21%	-	to	-	(2.31%)	to	(2.31%)
2017	116	1.52	to	1.61	185	2.29%	-	to	0.48%	3.05%	to	3.55%
2016	124	1.47	to	1.55	190	2.22%	-	to	0.48%	4.59%	to	5.09%
2015	132	1.41	to	1.48	190	4.10%	-	to	0.48%	(3.27%)	to	(2.80%)
PIMCO Total Return Portfolio – Advisor Class
2019	310	1.85	to	1.96	595	2.91%	-	to	0.12%	8.12%	to	8.25%
2018‡	335	1.58	to	1.81	597	2.45%	-	to	-	(0.63%)	to	(0.63%)
2017	327	1.72	to	1.82	585	1.92%	-	to	0.48%	4.31%	to	4.81%
2016	292	1.65	to	1.74	498	2.00%	-	to	0.48%	2.08%	to	2.57%
2015	529	1.61	to	1.69	882	4.79%	-	to	0.48%	(0.13%)	to	0.35%
Rydex VT Inverse Government Long Bond Strategy Fund
2019	15	0.30	to	0.30	4	-	-	to	-	(13.29%)	to	(13.29%)
2018	16	0.34	to	0.34	5	-	-	to	-	3.79%	to	3.79%
2017	16	0.33	to	0.33	5	-	-	to	-	(8.89%)	to	(8.89%)
2016	17	0.36	to	0.36	6	-	-	to	-	(2.94%)	to	(2.94%)
2015	19	0.38	to	0.38	7	-	-	to	-	(1.22%)	to	(1.22%)
Rydex VT Nova Fund
2019	3	5.47	to	5.47	16	1.12%	-	to	-	45.04%	to	45.04%
2018	3	3.77	to	3.77	12	0.18%	-	to	-	(10.32%)	to	(10.32%)
2017	3	4.21	to	4.21	14	0.05%	-	to	-	31.78%	to	31.78%
2016	3	3.19	to	3.19	11	-	-	to	-	15.72%	to	15.72%
2015	5	2.76	to	2.76	13	-	-	to	-	(0.72%)	to	(0.72%)
Templeton Developing Markets VIP Fund – Class 2
2019	381	1.54	to	1.63	579	0.99%	-	to	0.12%	26.54%	to	26.70%
2018‡	467	1.22	to	1.28	568	0.89%	-	to	0.12%	(15.90%)	to	(15.79%)
2017	478	1.44	to	1.53	688	0.99%	-	to	0.48%	39.74%	to	40.41%
2016	532	1.03	to	1.09	546	0.89%	-	to	0.48%	16.88%	to	17.44%
2015	619	0.88	to	0.93	526	2.02%	-	to	0.48%	(19.99%)	to	(19.60%)
Templeton Foreign VIP Fund – Class 2
2019	340	1.69	to	4.64	1,216	1.75%	-	to	0.12%	12.39%	to	12.53%
2018‡	368	1.04	to	4.13	1,223	2.58%	-	to	-	(15.44%)	to	(15.44%)
2017	359	1.77	to	4.88	1,399	2.54%	-	to	0.48%	16.13%	to	16.69%
2016	367	1.52	to	4.18	1,215	1.97%	-	to	0.48%	6.66%	to	7.18%
2015	413	1.43	to	3.90	1,318	3.19%	-	to	0.48%	(6.94%)	to	(6.49%)
Templeton Growth VIP Fund – Class 2
2019	738	1.79	to	4.93	1,841	2.73%	-	to	0.12%	15.02%	to	15.15%
2018‡	810	1.56	to	4.28	1,789	1.96%	-	to	0.12%	(14.95%)	to	(14.85%)
2017	818	1.82	to	5.02	2,143	1.61%	-	to	0.48%	17.93%	to	18.50%
2016‡	869	1.54	to	4.24	1,928	2.04%	-	to	0.48%	9.09%	to	9.62%
2015	898	1.41	to	3.87	1,864	2.61%	-	to	0.48%	(6.94%)	to	(6.49%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Balanced Fund
2019	80	2.20	to	2.32	177	0.76%	-	to	-	22.80%	to	22.80%
2018‡	155	1.79	to	1.89	280	1.11%	-	to	-	(6.07%)	to	(6.07%)
2017	152	1.83	to	2.01	292	-	-	to	0.48%	13.51%	to	14.06%
2016	182	1.62	to	1.76	307	1.47%	-	to	0.48%	6.91%	to	7.42%
2015	171	1.51	to	1.64	268	1.88%	-	to	0.48%	(0.45%)	to	0.03%
TVST Touchstone Bond Fund
2019	978	1.59	to	1.67	1,603	1.23%	-	to	0.12%	10.33%	to	10.46%
2018‡	1,097	1.47	to	1.51	1,630	2.41%	-	to	-	(1.88%)	to	(1.88%)
2017	1,084	1.47	to	1.54	1,641	-	-	to	0.48%	3.18%	to	3.67%
2016	999	1.42	to	1.49	1,460	2.03%	-	to	0.48%	0.33%	to	0.81%
2015	1,019	1.42	to	1.47	1,476	3.22%	-	to	0.48%	(1.76%)	to	(1.29%)
TVST Touchstone Common Stock Fund
2019	3,389	2.66	to	2.93	9,490	0.56%	-	to	0.12%	28.43%	to	28.58%
2018‡	3,576	2.14	to	2.28	7,783	1.27%	-	to	-	(8.05%)	to	(8.05%)
2017	3,871	2.24	to	2.48	9,161	0.01%	-	to	0.48%	20.92%	to	21.50%
2016	4,240	1.85	to	2.04	8,261	1.65%	-	to	0.48%	10.73%	to	11.26%
2015	4,619	1.67	to	1.83	8,087	2.69%	-	to	0.48%	(0.29%)	to	0.19%
TVST Touchstone Small Company Fund
2019	562	2.67	to	3.08	1,594	0.03%	-	to	0.12%	21.25%	to	21.40%
2018‡	579	2.29	to	2.53	1,352	-	-	to	-	(7.98%)	to	(7.98%)
2017	690	2.39	to	2.75	1,748	0.06%	-	to	0.48%	18.55%	to	19.12%
2016	737	2.01	to	2.31	1,570	0.07%	-	to	0.48%	19.65%	to	20.23%
2015	753	1.68	to	1.92	1,335	-	-	to	0.48%	(1.81%)	to	(1.34%)
Virtus Duff & Phelps International Series – Class A Shares
2019	6,240	1.88	to	5.53	13,162	0.86%	-	to	0.12%	18.39%	to	18.54%
2018‡	6,055	1.59	to	4.66	11,096	2.86%	-	to	0.12%	(16.77%)	to	(16.67%)
2017	6,207	1.90	to	5.60	13,923	1.60%	-	to	0.48%	15.40%	to	15.95%
2016‡	6,295	1.65	to	4.83	12,381	0.77%	-	to	0.48%	(2.08%)	to	(1.61%)
2015	6,190	1.68	to	4.90	12,781	2.28%	-	to	0.48%	(10.91%)	to	(10.48%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2019	1,072	3.25	to	11.90	5,549	1.66%	-	to	0.12%	27.27%	to	27.42%
2018‡	1,201	2.56	to	9.34	4,802	1.62%	-	to	0.12%	(6.64%)	to	(6.53%)
2017	1,214	2.72	to	9.99	5,364	1.43%	-	to	0.48%	5.46%	to	5.97%
2016‡	1,202	2.58	to	9.43	5,224	1.82%	-	to	0.48%	6.31%	to	6.82%
2015	1,307	2.43	to	8.82	5,219	1.36%	-	to	0.48%	1.89%	to	2.38%
Virtus KAR Capital Growth Series – Class A Shares
2019	129	2.69	to	7.80	990	-	-	to	-	39.87%	to	39.87%
2018‡	134	1.92	to	5.58	735	-	-	to	-	(7.25%)	to	(7.25%)
2017	158	2.08	to	6.01	933	-	-	to	-	36.07%	to	36.07%
2016	193	1.53	to	4.42	843	-	-	to	-	(0.86%)	to	(0.86%)
2015	208	1.54	to	4.46	918	-	-	to	-	9.26%	to	9.26%
Virtus KAR Small-Cap Growth Series – Class A Shares
2019	200	6.62	to	20.48	3,180	-	-	to	0.12%	37.15%	to	37.31%
2018‡	253	2.94	to	14.92	2,777	-	-	to	-	11.66%	to	11.66%
2017	270	4.30	to	13.36	2,689	-	-	to	0.48%	40.18%	to	40.85%
2016	280	3.07	to	9.48	1,989	-	-	to	0.48%	25.32%	to	25.92%
2015	327	2.45	to	7.53	1,837	-	-	to	0.48%	0.24%	to	0.73%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Small-Cap Value Series – Class A Shares
2019	1,432	2.81	to	8.22	6,513	0.96%	-	to	0.12%	24.48%	to	24.63%
2018‡	1,487	2.26	to	6.60	5,502	0.89%	-	to	0.12%	(15.98%)	to	(15.88%)
2017	1,593	2.67	to	7.84	7,132	0.66%	-	to	0.48%	19.59%	to	20.16%
2016‡	1,767	2.23	to	6.53	6,577	1.96%	-	to	0.48%	25.93%	to	26.54%
2015	2,056	1.77	to	5.16	5,967	0.53%	-	to	0.48%	(1.84%)	to	(1.37%)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2019	1,188	2.15	to	5.91	3,553	3.69%	-	to	0.12%	10.34%	to	10.47%
2018‡	1,248	1.95	to	5.35	3,352	3.89%	-	to	0.12%	(2.78%)	to	(2.66%)
2017	1,336	2.00	to	5.50	3,785	4.35%	-	to	0.48%	6.21%	to	6.72%
2016‡	1,329	1.88	to	5.15	3,625	4.46%	-	to	0.48%	8.76%	to	9.29%
2015	1,412	1.73	to	4.72	3,551	4.12%	-	to	0.48%	(1.73%)	to	(1.26%)
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2019	609	2.61	to	6.64	3,842	1.20%	-	to	0.12%	28.52%	to	28.67%
2018	675	2.03	to	5.16	3,285	1.03%	-	to	0.12%	(12.97%)	to	(12.86%)
2017‡	728	2.34	to	5.92	4,066	1.57%	-	to	0.12%	22.81%	to	22.96%
2016‡	795	1.90	to	4.81	3,630	1.31%	-	to	0.48%	8.89%	to	9.41%
2015	853	1.74	to	4.40	3,562	0.86%	-	to	0.48%	(9.34%)	to	(8.91%)
Virtus Strategic Allocation Series – Class A Shares
2019	111	2.44	to	6.22	624	1.28%	-	to	0.12%	25.89%	to	26.05%
2018	127	1.94	to	4.93	574	1.40%	-	to	0.12%	(6.00%)	to	(5.89%)
2017‡	128	1.77	to	5.24	614	1.92%	-	to	-	18.97%	to	18.97%
2016	146	1.73	to	4.41	595	1.69%	-	to	0.48%	0.34%	to	0.82%
2015	171	1.73	to	4.37	697	1.65%	-	to	0.48%	(5.84%)	to	(5.38%)
Wanger International
2019	1,138	3.06	to	10.90	4,360	0.83%	-	to	0.12%	29.84%	to	29.99%
2018‡	1,131	2.35	to	8.38	3,483	2.02%	-	to	0.12%	(17.80%)	to	(17.70%)
2017	1,176	2.85	to	10.19	4,558	1.21%	-	to	0.48%	32.28%	to	32.91%
2016‡	1,240	2.15	to	7.66	3,699	1.16%	-	to	0.48%	(1.88%)	to	(1.41%)
2015	1,341	2.19	to	7.77	4,094	1.44%	-	to	0.48%	(0.38%)	to	0.10%
Wanger Select
2019	104	3.54	to	10.47	678	0.07%	-	to	0.12%	29.15%	to	29.30%
2018‡	137	2.74	to	8.10	623	0.16%	-	to	0.12%	(12.52%)	to	(12.41%)
2017	147	3.11	to	9.24	770	0.17%	-	to	0.48%	26.06%	to	26.67%
2016	177	2.47	to	7.30	697	0.17%	-	to	0.48%	12.82%	to	13.36%
2015	247	2.19	to	6.44	794	0.01%	-	to	0.48%	(0.23%)	to	0.25%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2019	181	3.73	to	11.44	1,779	0.26%	-	to	0.12%	30.94%	to	31.10%
2018‡	195	2.85	to	8.73	1,424	0.09%	-	to	0.12%	(1.58%)	to	(1.46%)
2017	217	2.88	to	8.86	1,613	-	-	to	0.48%	19.01%	to	19.58%
2016	237	2.42	to	7.41	1,506	-	-	to	0.48%	13.14%	to	13.69%
2015	253	2.14	to	6.52	1,433	-	-	to	0.48%	(1.09%)	to	(0.61%)

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.	[6]From inception November 2, 2015 to December 31, 2015.
5On April 30, 2019 Neuberger Berman AMT Guardian Portfolio - S Class merged into the AMT Sustainable Equity Portfolio - Class S. Investment Income Ratio and Total Return presented in 2019 is for the period of January 1, 2019 to April 30, 2019.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by PHL Variable:

Plan	Guaranteed Maximum Monthly Admin Charge
Phoenix Benefit Choice VUL	$7
Phoenix Edge SVUL	Policy Options A or B $0.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $0.08 per $1,000 of face amount, capped at $200, in years 1-15
Phoenix Edge VUL	None
Phoenix Executive VUL (08XVUL)	$20
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by PHL Variable:

Plan	Surrender Charge
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Edge SVUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Edge VUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Executive VUL (08XVUL)	None
Phoenix Express VUL	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Joint Edge VUL	10 year schedule

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)

Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2019 and 2018 were $6,008,038 and $6,804,776, respectively.
B.    Optional Rider and Benefit Charges
PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line item “Mortality and Expense Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2019 was $4,684.
Below is a table that summarizes the annual equivalent M&E Fees deductions for the various plans offered by PHL:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Phoenix Benefit Choice VUL (Years 1-20)		0.500%
Phoenix Benefit Choice VUL (Years 21+)		0.300%
Phoenix Executive VUL		0.900%
Phoenix Express VUL	0.480%
Phoenix Express VUL (V616)	0.120%
Phoenix Joint Edge VUL (Years 1-20)		0.500%
Phoenix Joint Edge VUL (Years 21+)		0.300%
The Phoenix Edge SVUL		0.900%
The Phoenix Edge VUL		0.900%
D.    Other Charges
PHL may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
There were no mergers in 2018.
B.    Liquidations
There were no liquidations in 2018 or 2019.
C.    Name Changes
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2019 and through the financial statement issuance date. Subsequent events requiring additional disclosure are as follows:
The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company’s or the Separate Account’s investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account’s operations and financial statements at this time, although it could be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHLVIC Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub accounts listed in the Appendix that comprise the PHLVIC Variable Universal Life Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 29, 2020

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year then ended.
Alger Capital Appreciation Portfolio – Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A(1)
DWS Small Cap Index VIP – Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II – Service Shares
Federated High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund(1)
Invesco Oppenheimer V.I. Global Fund(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund(1)
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series – Class A Shares
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus Rampart Enhanced Core Equity Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA
Statements of assets and liabilities as of December 31, 2019, the related statements of operations, changes in net assets, and the financial highlights for the period from April 30, 2019 to December 31, 2019.
AMT Sustainable Equity Portfolio – Class S

Statements of operations for the period from January 1, 2019 to April 30, 2019, statements of changes in net assets for the period from January 1, 2019 to April 30, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to April 30, 2019 and the four year period ended December 31, 2018.
Neuberger Berman AMT Guardian Portfolio – S Class
(1) See Note 1 to the financial statements for the former name of the sub account.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
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